Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		45 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,052,710)	$ (1,717,393)	$ (11,408,249)	$ (4,992,592)	$ (23,030,739)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization		272,187	1,044,542	1,413,215	3,244,207
Interest earned on notes receivable	(3,415)	(4,075)	(17,786)	(18,105)	(42,941)
Change in fair value of contingent consideration related to acquisition	55,142	60,208	204,485	40,000	532,627
Change in fair value of derivative liabilities				(40,000)	(40,000)
Estimated fair value of members' units issued in excess of accounts payable converted					46,000
Estimated fair value of members' units issued for services					202,400
Estimated fair value of common stock issued for services			1,800,000	507,945	2,647,315
Estimated fair value of preferred stock issued for services			255,000		255,000
Estimated fair value of warrants granted for services					2,000,000
Amortization of prepaid consulting	481,940	75,000	1,509,141		1,991,081
Net impairment of intangible assets			1,393,131	1,720,229	3,113,360
Loss on settlement of accrued expenses		924,000	1,918,000		1,878,221
Loss on extinguishment of debt			900,000		900,000
Deferred taxes					(960,000)
Amortization of debt discount and debt issuance costs	220,751	43,441	773,289	3,962	998,002
Write off of amounts due			34,225	47,242	81,467
Changes in operating assets and liabilities:
Accounts receivable	(2,048)	500	1,977	(620)	(2,071)
Prepaid expenses and other assets	(9,710)	(238)	(41,365)		(98,317)
Accounts payable and accrued expenses	111,277	140,336	928,355	472,745	1,875,863
Related party receivables/payables	14,960	19,257	22,925	632,292	18,628
Acquisition related liabilities	2,654	7,387	(98,920)	(25,350)	(1,438,023)
Net cash used in operating activities	(181,159)	(179,390)	(781,250)	(239,037)	(5,827,920)
Cash flows from investing activities:
Capitalized intangible asset costs		(275)	(275)	(117,500)	(199,026)
Cash paid for acquisition					(457,000)
Advances under notes receivable				(31,482)	(213,482)
Proceeds from repayment of notes receivable		5,000	15,000	21,500	36,500
Net cash provided by (used in) investing activities		4,725	14,725	(127,482)	(833,008)
Cash flows from financing activities:
Proceeds from revolving loan			201,775		201,775
Proceeds from the issuance of notes payable to related parties			11,000		11,000
Principal payments on notes payable to related parties		(10,000)	(18,428)	(1,200)	(19,628)
Proceeds from the issuance of notes payable	160,000	91,373	20,000	144,948	324,948
Principal payments on notes payable			(10,000)	(10,000)	(20,000)
Proceeds from the issuance of convertible notes payable		29,318	419,497		419,497
Proceeds from the issuance of members' units					2,722,200
Proceeds from the issuance of common stock	20,000	19,050	19,050	257,220	2,921,270
Proceeds from exercise of warrants			100,000		100,000
Net cash provided by financing activities	180,000	149,741	742,894	390,968	6,661,062
Net change in cash	(1,159)	(24,924)	(23,631)	24,449	134
Cash at beginning of period	1,293	24,924	24,924	475
Cash at end of period	134		1,293	24,924	134
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest			8,158		8,158
Supplemental disclosure of non-cash investing and financing activities
Accounts payable converted to notes payable – related parties				152,843	152,843
Exercise of warrant in settlement of accounts payable				70,000	70,000
Estimated fair value of beneficial conversion features and relative fair value of warrants issued with debt	79,167	140,977	837,264	95,082	1,011,513
Reclassification of derivative liability related to exercise of warrant				1,680,000	1,680,000
Conversion of debt and accrued interest for shares of common stock			102,500		102,500
Conversion of members' units to common stock					5,127,600
Estimated fair value of members' units issued in acquisitions					2,043,000
Estimated fair value of liabilities assumed in acquisitions					2,653,000
Estimated fair value of members' units issued in satisfaction of accounts payable					160,000
Common and preferred stock recorded as prepaid consulting for services	2,640,000	600,000	2,355,000		4,995,000
Settlement of accrued expenses through issuance of shares of preferred and common stock		75,000	146,000		146,000
Debt issuance cost associated with revolving loan			53,225		53,225
Reclassification of derivative liability to equity		280,000	(280,000)	(1,680,000)	280,000
Settlement of note receivable with accrued expenses			8,327		8,327
Accrued expenses paid directly with proceeds from issuance of convertible debt		49,309	106,503		106,503
Mandatory redemption of warrant issued with debt	$ 30,000				$ 30,000